Accounts receivable, trade (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable	$ 315	$ 229
Allowance for doubtful accounts	(196)	(1)
Accounts receivable, net	119	228
Balance at the beginning of the year	1
Addition	195	1
Balance at the end of the period	$ 196	$ 1